Note 11 - Stock Options (Tables)	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of options	Weighted average exercise price
Balance outstanding at March 31, 2019	3,275,000	$1.67
Granted	1,230,000	1.38
Forfeited	(375,000)	1.09
Balance outstanding at March 31, 2020	4,130,000	$1.56
Granted	450,084	5.14
Exercised	(240,710)	1.29
Forfeited	(184,290)	1.67
Balance outstanding at March 31, 2021	4,155,084	$1.96
Granted	1,097,056	3.55
Exercised	(84,880)	1.47
Forfeited	(702,620)	4.23
Balance outstanding at March 31, 2022	4,464,640	$2.00

Disclosure of range of exercise prices of outstanding share options [text block]
	Options Outstanding			Options Exercisable
Exercise Prices	Options	Weighted average remaining contractual life	Weighted average exercise price	Options	Weighted average exercise price
$		Years	$		$
1.00-1.99	1,955,000	6.42	1.17	1,747,500	1.15
2.00-2.99	1,679,000	4,68	2.08	1,550,000	2.06
3.00-5.19	830,640	5.55	3.82	131,458	5.11
	4,464,640	5.61	2.00	3,428,958	1.64

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	March 31, 2022		March 31, 2021		March 31, 2020

Exercise price	$2.05-4.85		$5.11-5.19		$1.30-1.38
Grant date share price	$2.05-4.85		$5.11-5.19		$1.30-1.38
Risk free interest rate	1.0%		1.0%		1.5%
Expected life of options	5	years	5	years	2.5-5	years
Expected volatility	90%		103%		100-114%
Expected dividend yield	-		-		-
Forfeiture rate
Weighted average fair value of options granted during the year	$2.58		$4.01		$0.94